INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 160
Year Two	160
Year Three	160
Year Four	160
Year Five	$ 160